Stock-Based Compensation - Additional Information (Detail)		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2020 CAD ($) Equity Employees Options $ / shares shares	Dec. 31, 2019 CAD ($) Equity Options $ / shares	Dec. 31, 2018 Equity
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 14,000,000	$ 11,000,000
Black scholes option pricing model [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of options granted		$ 3.66	$ 4.57
Risk-free interest rate		1.50%	2.50%
Dividend yield		3.50%	3.50%
Expected volatility		23.00%	28.00%
Expected life		8 years	6 years 3 months 18 days
Executive Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of share-based payment arrangement		The options provide the holder the right to purchase MFC common shares at an exercise price equal to the higher of the prior day, prior five-day or prior ten-day average closing market price of the shares on the Toronto Stock Exchange on the date the options are granted.
Shares reserved for future issuance | shares		73,600,000
Executive Stock Option Plan [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option vesting period		4 years
Option expiration period		10 years
Deferred Share Units under ESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		3 years
Number of common shares to be received on retirement or termination | shares		1
Fair value of equity issued | Equity		0	0
Number of shares outstanding | Equity		285,000	298,000
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 5,000,000	$ 10,000,000
Number of equity granted		28,000	46,000
Number of other equity instruments entitle holder to receive payment in cash | Options		811,000	1,055,000
Number of other equity entitle holder to receive payment in cash or common shares | Options		1,073,000	1,042,000
Amount of the liability relating to equity		$ 43,000,000	$ 55,000,000
Deferred Share Units [Member] | Defer receipt of all or part of annual bonus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted		38,000	49,000
Deferred Share Units [Member] | Defer payment of all or part of RSUs or PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted		2,600	24,000
Deferred Share Units [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of equity issued | Equity		214,000	229,000
Number of shares outstanding | Equity		2,169,000	2,395,000	2,538,000
Fair value of equity granted | $ / shares		$ 22.65	$ 26.36
Deferred Share Units [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period			36 months
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 140,000,000	$ 17,000,000
Vesting period	36 months
Number of equity granted		6,700,000	6,500,000
Fair value of equity granted | $ / shares		$ 22.65	$ 26.36
Vesting date	February 20 2020
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 15,000,000	$ 128,000,000
Vesting period	36 months
Number of equity granted		1,100,000	1,100,000
Fair value of equity granted | $ / shares			$ 0
Vesting date	February 20 2020
Restricted share units and performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Amount of the liability relating to equity		$ 194,000,000	$ 205,000,000